ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,418	$ 2,021
Loans and notes payable	333	899
Deferred revenue	443	445
Derivative liabilities	173	221
Lease liabilities	70	160
Other liabilities	23	16
Total accounts payable and other liabilities	$ 3,460	$ 3,762